Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
ASSETS [Abstract]
Cash and cash equivalents	₩ 34,219,148		$ 27,153,744	₩ 20,613,073
Financial assets at fair value through profit or loss ("FVTPL")	19,860,573		15,759,858	13,497,234
Financial assets at fair value through other comprehensive income("FVTOCI")	33,085,080		26,253,833	39,119,789
Securities at amortized cost	28,268,516		22,431,770	17,086,274
Loans and other financial assets at amortized cost	355,760,729	[1]	282,304,975	348,885,617	[1]
Investments in joint ventures and associates	1,305,636		1,036,055	1,335,167
Investment properties	387,707		307,655	389,495
Premises and equipment	3,142,930		2,493,993	3,174,720
Intangible assets	849,114		673,793	785,386
Assets held for sale	13,772		10,929	26,327
Net defined benefit asset	319,280		253,356	21,346
Current tax assets	53,274		42,274	22,598
Deferred tax assets	109,299		86,731	31,131
Derivative assets (Designated for hedging)	37,786		29,984	106,764
Other assets	3,061,552		2,429,417	2,088,950
Total assets	480,474,396		381,268,367	447,183,871
LIABILITIES [Abstract]
Financial liabilities at fair value through profit or loss ("FVTPL")	8,952,399		7,103,951	4,873,458
Deposits due to customers	342,105,209		271,468,980	317,899,871
Borrowings	28,429,603		22,559,596	24,755,459
Debentures	44,198,486		35,072,597	44,653,864
Provisions	545,865		433,158	576,134
Net defined benefit liability	35,202		27,934	47,986
Current tax liabilities	843,555		669,382	584,491
Deferred tax liabilities	31,799		25,233	169,842
Derivative liabilities (Designated for hedging)	202,911		161,015	27,584
Other financial liabilities	22,811,868		18,101,783	24,233,226
Other liabilities	690,157		547,657	556,853
Total liabilities	448,847,054		356,171,286	418,378,768
EQUITY [Abstract]
Owners' equity	28,761,897		22,823,279	25,796,927
Capital stock	3,640,303		2,888,671	3,640,303
Hybrid securities	3,112,449		2,469,805	2,294,381
Capital surplus	682,385		541,490	682,385
Other equity	(2,423,392)		(1,923,022)	(2,167,614)
Retained earnings	23,750,152	[2],[3]	18,846,335	21,347,472	[2],[3]
Non-controlling interests	2,865,445	[4]	2,273,802	3,008,176	[4]
Total equity	31,627,342		25,097,081	28,805,103
Total liabilities and equity	₩ 480,474,396		$ 381,268,367	₩ 447,183,871

[1]	Cash and cash equivalents are not included.
[2]	The earned surplus reserve in retained earnings amounted to 122,370 million won and 181,860 million won as of December 31, 2021 and 2022 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,568,367 million won and 2,996,960 million won and as of December 31, 2021 and 2022, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 2,555,166 million won and 2,344,816 million won as of December 31, 2021 and 2022, respectively, are recognized as non-controlling interests. 144,923 million won and 113,995 million won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2021 and 2022, respectively.